Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Recognition of gain (loss) due to derivative liability	$ (455,184)	$ 1,591,375	$ 665,491	$ 1,360,818	$ 4,525,739	$ (3,140,259)	$ (1,081,440)
Fair value of derivative liability	$ 2,689,240		$ 2,689,240		2,635,643
Additional investment rights					$ 237,566		$ 841,333
Issuing Additional Warrants
Derivative warrants weighted average remaining life			2 years 6 months		3 years 5 months 18 days
Recognition of gain (loss) due to derivative liability					$ 3,362,497	(3,148,782)
Additional investment rights			$ 24,109
Fair Value of Warrants
Fair value of derivative liability					2,635,643	5,234,293
Additional investment rights					719,088	1,256,160
Recognition of Gain
Additional investment rights					$ 1,163,242	$ 8,523